Other Liabilities - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 935	$ 951	$ 908	$ 1,020
Additions	182	172	552	515
Claims paid	(174)	(195)	(511)	(535)
Currency translation adjustment and other	(4)	(25)	(10)	(97)
Balance at end of period	$ 939	$ 903	$ 939	$ 903